Deferred Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Deferred Revenue

NOTE 4 – DEFERRED REVENUE:

The Company’s revenue arrangements may contain delivery of free products upon the achievement of sales targets. Each period, the Company estimates the amount of free products these distributors will be entitled based upon the expected achievement of sales targets and defers a portion of revenues accordingly.

As of March 31, 2012 the Company deferred revenue amounting to $25,000 relating to free products entitled to these distributors.